MERRILL LYNCH LIFE INSURANCE COMPANY Merrill Lynch Life Variable Annuity Separate Account D Supplement Dated June 12, 2009 to the Prospectus For INVESTOR CHOICE (IRA SERIES) (Dated May 1, 2009)	ML LIFE INSURANCE COMPANY OF NEW YORK ML of New York Variable Annuity Separate Account D Supplement Dated June 12, 2009 to the Prospectus For INVESTOR CHOICE (IRA SERIES) (Dated May 1, 2009)

MERRILL LYNCH LIFE INSURANCE COMPANY Merrill Lynch Life Variable Annuity Separate Account D Supplement Dated June 12, 2009 to the Prospectus For IRA ANNUITY (Dated May 1, 2009)	ML LIFE INSURANCE COMPANY OF NEW YORK ML of New York Variable Annuity Separate Account D Supplement Dated June 12, 2009 to the Prospectus For IRA ANNUITY (Dated May 1, 2005)

This supplement describes a change regarding the variable annuity contracts listed above issued by Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.
Effective June 8, 2009, the Allianz OCC Renaissance Fund changed its name to Allianz NFJ Renaissance Fund.